Revenue from Contracts with Customers - Summary of Revenue Disaggregation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 4,540.4	$ 4,197.2	$ 3,771.1
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,857.7	2,168.2	2,532.5
Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	53.0	37.8	76.0
Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	100.9	209.6	161.6
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	505.2	478.6	383.0
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	884.4	1,116.7	544.0
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	139.2	186.3	74.0
Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,543.9	1,316.4	1,114.4
Defense & Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	447.6	594.4	653.9
Executive Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,244.4	1,130.1	1,071.5
Service & support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,266.8	1,132.2	920.0
All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	37.7	24.1	11.3
Aircraft [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,842.1	2,578.2	2,366.2
Aircraft [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,150.8	1,525.3	1,962.7
Aircraft [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	20.2	4.1	49.7
Aircraft [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	102.8	77.1
Aircraft [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	114.5	79.5	6.9
Aircraft [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	474.3	731.2	237.7
Aircraft [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	82.3	135.3	32.1
Aircraft [member] | Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,540.6	1,313.2	1,103.7
Aircraft [member] | Defense & Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	26.0	148.8	239.5
Aircraft [member] | Executive Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,244.4	1,098.7	1,015.3
Aircraft [member] | Service & support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Aircraft [member] | All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	31.1	17.5	7.7
Long term contracts aircraft [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	312.4	320.6	296.9
Long term contracts aircraft [Member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Long term contracts aircraft [Member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.3
Long term contracts aircraft [Member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.1
Long term contracts aircraft [Member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	163.2	202.4	230.9
Long term contracts aircraft [Member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	148.9	117.5	64.9
Long term contracts aircraft [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.3	0.7	0.7
Long term contracts aircraft [Member] | Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Long term contracts aircraft [Member] | Defense & Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	312.4	320.6	296.9
Long term contracts aircraft [Member] | Executive Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Long term contracts aircraft [Member] | Service & support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Long term contracts aircraft [Member] | All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	12.0	67.9	92.8
Others [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1.4	30.2	61.0
Others [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.4	0.4
Others [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	3.7	8.6
Others [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.9	22.9	13.3
Others [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1.7	9.8	5.0
Others [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.9	4.5
Others [member] | Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3.3	3.2	10.7
Others [member] | Defense & Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	6.5	23.2	19.9
Others [member] | Executive Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	31.4	56.2
Others [member] | Service & support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1.4	8.7	4.9
Others [member] | All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.8	1.4	1.1
Service [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	932.8	883.5	786.4
Service [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	428.8	417.8	385.6
Service [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	24.6	20.9	22.4
Service [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	81.2	72.9	56.4
Service [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	158.4	129.7	91.9
Service [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	193.6	203.3	198.7
Service [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	46.2	38.9	31.4
Service [member] | Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Service [member] | Defense & Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	94.6	87.9	73.7
Service [member] | Executive Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Service [member] | Service & support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	838.2	795.6	712.7
Service [member] | All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Spare Parts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	441.1	347.0	228.8
Spare Parts [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	276.7	194.9	123.2
Spare Parts [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.2	12.4	3.2
Spare Parts [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	19.7	30.2	19.4
Spare Parts [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	60.2	44.1	40.0
Spare Parts [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	65.9	54.9	37.7
Spare Parts [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	10.4	10.5	5.3
Spare Parts [member] | Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Spare Parts [member] | Defense & Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.1	13.9	23.9
Spare Parts [member] | Executive Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Spare Parts [member] | Service & support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	427.2	327.9	202.4
Spare Parts [member] | All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 5.8	$ 5.2	$ 2.5